Financial Instruments and Derivatives (Details 1) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Financial Instruments And Derivatives [Line Items]
Selling, general and administrative expenses	(66,330)	(56,498)	(166,969)	(94,743)	(81,557)	(83,584)
Interest Rate Swap [Member]
Financial Instruments And Derivatives [Line Items]
Selling, general and administrative expenses	271		42		215	2,254
Description Of Types Of Hedging Instruments Used			Changes in fair value of derivatives included in administrative expenses